ACCRUED WARRANTY COSTS	12 Months Ended
Dec. 31, 2018
ACCRUED WARRANTY COSTS
ACCRUED WARRANTY COSTS

14. ACCRUED WARRANTY COSTS

The Company’s warranty activity is summarized below:

	Years Ended December 31,
	2016	2017	2018
	$	$	$
Beginning balance	65,193	61,139	55,659
Warranty provision	9,817	19,793	13,188
Warranty costs incurred	(13,663)	(26,552)	(16,732)
Foreign exchange effect	(208)	1,279	(1,510)
Ending balance	61,139	55,659	50,605